Common and Preferred Stock (As Restated)	12 Months Ended
Dec. 31, 2020
Bird Rides [Member]
Common and Preferred Stock (As Restated)
Note 10 — Common and Preferred Stock (As Restated)
Common Stock
Our calculation of the common stock issued and outstanding has been revised to reflect the appropriate accounting for common stock subject to certain vesting requirements. The error primarily related to 33,750,000 shares of founder’s common stock granted at formation, which vest monthly over 4 years. The previously reported common stock issued and outstanding as of December 31, 2020 and 2019 of 54.9 million and 45.2 million shares, respectively, were incorrect and have been restated to 54.2 million and 34.8 million shares, respectively. The consolidated balance sheets and consolidated statements of redeemable convertible preferred stock and stockholders’ deficit have been restated to reflect the adjustments.
As of December 31, 2020 and 2019, the Company has authority to issue 275.0 million and 229.0 million shares of common stock with a par value of $0.000001 per share, respectively. Holders of common stock are entitled to dividends when and if declared by the Board of Directors, subject to the rights of the holders of all classes of Redeemable Convertible Preferred Stock outstanding having priority rights, and subject to the rights of the holders of all classes of Founders Convertible Preferred Stock outstanding having equal rights, to dividends. No dividends have been declared by the Board of Directors from inception through December 31, 2020. Restricted stock awards that have not vested are excluded from the shares of common stock issued and outstanding.
Founders Convertible Preferred Stock
As of December 31, 2020 and 2019, the Company has authority to issue 7.5 million shares of Founders Convertible Preferred Stock with a par value of $0.000001 per share. As of December 31, 2020 and 2019, there were 4.5 million shares of Founders Convertible Preferred Stock issued and outstanding.
Each holder of Founders Convertible Preferred Stock is entitled to the number of votes equal to the number of shares of common stock into which the shares held by such holder are convertible. Common stock, into which all series of preferred stock may be converted, are entitled to one vote for each share.
Holders of Founders Convertible Preferred Stock are entitled to dividends when and if declared by the Board of Directors, subject to the rights of the holders of all classes of preferred stock outstanding having priority rights, and subject to the rights of the holders of all classes of common stock outstanding having equal rights, to dividends. Such dividends are payable when and if declared by the Board of Directors and are noncumulative.
Each share of Founders Convertible Preferred Stock is convertible at the option of the holder into shares of common stock according to a conversion ratio, which is subject to adjustment for certain anti-dilutive share adjustments. The number of shares of common stock into which a share of Founders Convertible Preferred Stock may be converted is determined by dividing $1 by the then-applicable conversion price, which is initially $1. The Founders Convertible Preferred Stock automatically converts into common stock at the then-applicable conversion price in the event of an underwritten public offering of shares of common stock with aggregate proceeds of no less than $30.0 million, net of underwriting discounts and commissions (“Qualified IPO”). The Founders Convertible Preferred Stock may also be converted upon the vote of a majority of the holders of the Founders Convertible Preferred Stock. As of December 31, 2020, each share of Founders Convertible Preferred Stock was convertible into one share of common stock.
In addition, if a share of Founders Convertible Preferred Stock is purchased by an investor in connection with the Company signing a purchase agreement to sell and issue subsequent preferred stock of the Company for equity financing purposes in exchange for cash, conversion or cancellation of indebtedness, or a combination of cash, conversion, or cancellation of debt (“Equity Financing”), then the Founders Convertible Preferred Stock will also convert at the conversion ratio into shares of the series of preferred stock that Company sold to investors in relation to the Equity Financing. The total number of shares of preferred shares into which the Founders Convertible Preferred Stock may be converted is determined by dividing one by the number of shares of common stock into which a share of preferred stock issued in relation to the Equity Financing is convertible. There were no conversions during the periods presented
The Company concluded that the Founders Convertible Preferred Stock including the embedded contingent conversion feature is in the scope of ASC 718.
The Founders Convertible Preferred Stock is not redeemable at the election of the holder. The Founders Convertible Preferred Stock does not have a mandatory redemption date.
Under the terms of the restated articles of incorporation, in the event of a liquidation, and after any distribution to holders of Series Seed, Series A, Series B, Series C, Series
C-1,
Series D, Series
D-1,
Series
D-2,
and Series
D-3
Redeemable Convertible Preferred Stock, any remaining assets available for distribution will be distributed to holders of the common stock and Founders Convertible Preferred Stock in a pro rata method.
Redeemable Convertible Preferred Stock
As of December 31, 2020, the Company has issued Series Seed , Series A , Series B , Series C , Series
C-1
, Series D , Series
D-1,
and Series
D-2
Redeemable Convertible Preferred Stock (collectively, “Redeemable Convertible Preferred Stock”).

The following table is a summary of each class of preferred stock as of December 31, 2020 (in thousands, except number of shares and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Per Share	Aggregate Liquidation Preference	Annual Dividend Per Share	Initial Conversion Price Per Share	Carrying Value of Preferred Stock
Seed redeemable convertible preferred stock	9,787,845	9,787,845	$0.4087	$4,000	$0.0327	$0.4087	$4,000
A redeemable convertible preferred stock	19,738,093	19,738,093	0.7335	14,477	0.0587	0.7335	14,477
B redeemable convertible preferred stock	31,466,331	31,466,331	3.1780	100,000	0.2542	3.1780	100,000
C redeemable convertible preferred stock	30,108,491	30,108,491	6.3489	191,156	0.3809	6.3489	148,556
C-1 redeemable convertible preferred stock	27,082,253	26,900,200	11.7455	315,956	0.7047	11.7455	315,956
D redeemable convertible preferred stock	44,000,000	33,866,620	$12.9177	$437,479	$0.7751	$12.9177	$437,479
D-1 redeemable convertible preferred stock	741,196	640,261	12.9177	8,271	0.7751	12.9177	8,271
D-2 redeemable convertible preferred stock	9,359,501	1,231,120	12.9177	15,903	0.7751	12.9177	15,903
D-3 redeemable convertible preferred stock	928,957	—	12.9177	—	0.7751	12.9177	—

Total Redeemable Convertible Preferred Shares	173,212,667	153,738,961		$1,087,242			$1,044,642

As of December 31, 2019, the Company has issued Series Seed , Series A , Series B , Series C , Series
C-1,
Series D, and Series
D-1
Redeemable Convertible Preferred Stock. The following table is a summary of each class of preferred stock as of December 31, 2019 (in thousands, except number of share and per share amounts):

Series	Shares Authorized	Shares Issued and Outstanding	Liquidation Preference Per Share	Aggregate Liquidation Preference	Annual Dividend Per Share	Initial Conversion Price Per Share	Carrying Value of preferred stock
Seed convertible preferred stock	9,787,845	9,787,845	$0.4087	$4,000	$0.0327	$0.4087	$4,000
A convertible preferred stock	19,738,093	19,738,093	0.7335	14,477	0.0587	0.7335	14,477
B convertible preferred stock	31,466,331	31,466,331	3.1780	100,000	0.2542	3.1780	100,000
C convertible preferred stock	30,108,491	30,108,491	6.3489	191,156	0.3809	6.3489	148,556
C-1 convertible preferred stock	27,082,253	26,900,199	11.7455	315,956	0.7047	11.7455	315,956
D convertible preferred stock	23,223,949	16,382,726	12.9177	211,627	0.7751	12.9177	211,627
D-1 convertible preferred stock	741,196	640,261	12.9177	8,271	0.7751	12.9177	8,271

Total Preferred Shares	142,148,158	135,023,946		$845,487			$802,887

With exception to holders of Series
D-1
Redeemable Convertible Preferred Stock which have no voting rights, each holder of preferred stock is entitled to the number of votes equal to the number of shares of common stock into which the shares held by such holder are convertible. Common stock, into which all series of preferred stock may be converted, are entitled to one vote for each share.
Holders of each Series Seed, Series A, Series B, Series C, and Series D Redeemable Convertible Preferred Stock may elect a holder of its related Series Redeemable Convertible Preferred Stock to the Company’s Board of Directors, as long as the shares of the related Series of Redeemable Convertible Preferred Stock remains outstanding. The Company must obtain approval from a majority of the holders of the then outstanding shares of preferred stock in order to liquidate, dissolve, or wind-up
the Company, effect any merger, consolidation or other liquidation transaction, amend, alter, or repeal the charter or bylaws of the Company, create or authorize any additional class or series of stock or increase the authorized shares of preferred stock unless the rights, preferences or privileges of such stock are junior to those of the existing preferred stock, reclassify, alter or amend any existing security if doing so would render such security senior to the preferred stock, purchase or redeem or pay a dividend or distribution on shares of capital stock, create or authorize the issuance of any debt security if aggregate indebtedness for borrowed money following such issuance exceeds $5.0 million, create or take action that results in holding any subsidiary other than a wholly owned subsidiary, or increase or decrease the authorized size of the Board of Directors.
The holders of Redeemable Convertible Preferred Stock are entitled to receive dividends at the rate stated in the table above. Such dividends are payable when and if declared by the Board of Directors and are noncumulative. The holders of Redeemable Convertible Preferred Stock shall be entitled to receive dividends prior and in preference to any payment of any dividend on Founders Convertible Preferred Stock and common stock. No dividends have been declared by the Board of Directors from inception through December 31, 2020.
Each share of Redeemable Convertible Preferred Stock is convertible at the option of the holder according to a conversion ratio, which is subject to adjustment for certain anti-dilutive share adjustments. The number of shares of common stock into which a share of preferred stock may be converted is determined by dividing the original issuance price by the then-applicable conversion price, which is determined based on adjustments to the initial conversion price, as shown in the table above. The preferred stock automatically converts into common stock at the then-applicable conversion price in the event of a Qualified IPO. The preferred stock may also be converted upon the vote of a majority of the holders of the preferred stock. As of December 31, 2020, each share of Series Seed, A, B, C,
C-1,
D,
D-1,
and
D-2
Redeemable Convertible Preferred Stock was convertible into one share of common stock. As of December 31, 2019, each share of Series Seed, A, B, C,
C-1,
D, and
D-1
Redeemable Convertible Preferred Stock was convertible into one share of common stock.
The preferred stock is not redeemable at the election of the holder. However, the rights and preferences of the preferred stock provide for a deemed liquidation of the shares in the event of a change of control resulting from the sale or transfer of the Company’s securities, the merger of the Company, or upon the sale of more than a majority of the voting power of the Company, upon which a cash settlement shall be made to the preferred stockholders. Since redemption is outside of the control of the Company, the Redeemable Convertible Preferred Stock is presented in mezzanine equity. As the Redeemable Convertible Preferred Stock is currently redeemable, it is recorded at its maximum redemption amount at December 31, 2020. Changes in redemption value are recognized immediately as they occur. The preferred stock does not have a mandatory redemption date.
Under the terms of the restated articles of incorporation, in the event of a liquidation, and prior to any distribution to holders of Common Stock or Founders Convertible Preferred Stock, holders of Series Seed, Series A, Series B, Series C, Series
C-1,
Series D, Series
D-1,
and Series
D-2
Redeemable Convertible Preferred Stock are entitled to receive an amount per share equal to the liquidation preference.